INCOME TAX - Schedule of Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, beginning of period	$ (211,049)	$ (110,043)	$ (112,259)
Valuation allowance, end of period	(241,197)	(211,049)	(110,043)
Net operating losses | Foreign
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change	(12,533)	(674)	(122)
Net operating losses | Domestic
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change		195	(4)
Income tax credits | Foreign
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change	(16,975)	(101,271)	60
Income tax credits | State
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change	(463)	3,079	$ 2,282
Valuation Allowance For State Interest Limitation | State
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change	$ (177)
Valuation Allowance For State Interest Limitation | Domestic
Movement in Deferred Tax Valuation Allowance [Roll Forward]
Valuation allowance, change		$ (2,335)